Stock-Based Compensation Plans - Narrative (Detail) - $ / shares	9 Months Ended
	Sep. 30, 2023	Feb. 28, 2023
Minimum
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Performance share unit plan, vesting multiplier, percent		0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Performance share unit plan, vesting multiplier, percent		200.00%
Stock Options With Associated Net Settlement Rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price (in CAD per share)	$ 13.62
Common shares issued in exercise of other equity instruments (in shares)	49,000
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price (in CAD per share)	$ 6.52
Common shares issued in exercise of other equity instruments (in shares)	2,000